Significant Accounting Policies (Narrative) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Line Items]
Operating segments | segment		1
Reportable segments | segment		1
Operating lease asset		$ 283		$ 14	$ 340
Operating lease liability		86			$ 520
Shipping and handling costs		10	10
Advertising expenses		40	$ 700
proceeds from warrants	$ 500
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease asset		560
Operating lease liability		$ 600
Patents And Copyrights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life		15 years
Patents And Copyrights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life		20 years